Consolidated Schedule of Investments(a)
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–35.81%
Advertising–0.00%
Catalina Marketing Corp.	1,362	$0
Agricultural Products & Services–0.09%
Archer-Daniels-Midland Co.	3,583	304,412
Air Freight & Logistics–0.66%
C.H. Robinson Worldwide, Inc.(b)	4,674	468,241
Expeditors International of Washington, Inc.	11,799	1,502,013
FedEx Corp.	1,077	290,736
		2,260,990
Apparel Retail–0.17%
TJX Cos., Inc. (The)	6,696	579,405
Application Software–0.76%
Adobe, Inc.(c)	1,028	561,463
Autodesk, Inc.(c)	827	175,316
DocuSign, Inc.(c)	2,941	158,284
Dynatrace, Inc.(c)	3,834	209,681
Fair Isaac Corp.(c)	476	398,874
Fusion Connect, Inc.(d)	1	0
Fusion Connect, Inc., Wts., expiring 01/14/2040(d)	6,073	61
Manhattan Associates, Inc.(c)	856	163,171
Salesforce, Inc.(c)	3,707	834,112
Workday, Inc., Class A(c)	441	104,574
		2,605,536
Asset Management & Custody Banks–0.36%
Ameriprise Financial, Inc.	1,890	658,571
Bank of New York Mellon Corp. (The)	10,525	477,414
State Street Corp.	1,491	108,008
		1,243,993
Automobile Manufacturers–0.24%
General Motors Co.	10,042	385,311
Tesla, Inc.(c)	1,604	428,958
		814,269
Automotive Parts & Equipment–0.08%
BorgWarner, Inc.	5,182	240,963
Phinia, Inc.(c)	1,036	29,391
		270,354
Automotive Retail–0.14%
O’Reilly Automotive, Inc., Class R(c)	535	495,298
Biotechnology–1.75%
AbbVie, Inc.	6,842	1,023,426
Amgen, Inc.	3,598	842,472
Biogen, Inc.(c)	3,124	844,074
Gilead Sciences, Inc.	21,950	1,671,273
Incyte Corp.(c)	1,356	86,404
Neurocrine Biosciences, Inc.(c)	1,014	103,316
Regeneron Pharmaceuticals, Inc.(c)	711	527,498
Shares		Value
Biotechnology–(continued)
Vertex Pharmaceuticals, Inc.(c)	2,623	$924,188
		6,022,651
Brewers–0.10%
Molson Coors Beverage Co., Class B	4,700	327,919
Broadline Retail–0.66%
Amazon.com, Inc.(c)	10,203	1,363,937
eBay, Inc.	12,414	552,547
MercadoLibre, Inc. (Brazil)(c)	293	362,749
		2,279,233
Building Products–0.34%
Builders FirstSource, Inc.(b)(c)	4,409	636,792
Owens Corning	3,035	424,870
Trane Technologies PLC	582	116,074
		1,177,736
Cable & Satellite–0.29%
Comcast Corp., Class A	21,672	980,875
Cargo Ground Transportation–0.08%
Knight-Swift Transportation Holdings, Inc.	4,647	282,305
Casinos & Gaming–0.06%
MGM Resorts International	4,013	203,740
Commodity Chemicals–0.10%
Dow, Inc.	1,914	108,084
LyondellBasell Industries N.V., Class A	2,547	251,796
		359,880
Communications Equipment–0.80%
Cisco Systems, Inc.	41,760	2,173,190
Motorola Solutions, Inc.	2,017	578,133
		2,751,323
Computer & Electronics Retail–0.05%
Best Buy Co., Inc.	1,902	157,961
Construction & Engineering–0.04%
WillScot Mobile Mini Holdings Corp.(c)	3,035	145,528
Construction Machinery & Heavy Transportation Equipment– 0.40%
Caterpillar, Inc.	1,243	329,606
PACCAR, Inc.	12,190	1,049,925
		1,379,531
Consumer Finance–0.17%
Synchrony Financial	16,492	569,634
Consumer Staples Merchandise Retail–0.64%
Walmart, Inc.	13,793	2,204,949
Distributors–0.03%
LKQ Corp.	1,761	96,485

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Shares		Value
Diversified Banks–0.83%
Bank of America Corp.	7,347	$235,104
Citigroup, Inc.	21,344	1,017,255
JPMorgan Chase & Co.	8,326	1,315,175
Wells Fargo & Co.	6,408	295,793
		2,863,327
Diversified Support Services–0.28%
Cintas Corp.	1,227	616,003
Copart, Inc.(c)	3,855	340,744
		956,747
Electric Utilities–1.30%
American Electric Power Co., Inc.	1,255	106,349
Edison International	1,934	139,171
Exelon Corp.	10,753	450,120
NextEra Energy, Inc.	2,994	219,460
OGE Energy Corp.	4,271	154,397
Pinnacle West Capital Corp.	8,362	692,541
PPL Corp.	42,232	1,162,647
Xcel Energy, Inc.	24,481	1,535,693
		4,460,378
Electronic Equipment & Instruments–0.11%
Keysight Technologies, Inc.(c)	2,314	372,739
Electronic Manufacturing Services–0.25%
Flex Ltd.(c)	9,179	251,138
Jabil, Inc.	5,523	611,230
		862,368
Environmental & Facilities Services–0.33%
Republic Services, Inc.	6,347	959,095
Rollins, Inc.	3,903	159,360
		1,118,455
Food Distributors–0.05%
Sysco Corp.	2,281	174,063
Food Retail–0.21%
Casey’s General Stores, Inc.	1,891	477,780
Kroger Co. (The)	4,644	225,884
		703,664
Gas Utilities–0.19%
Atmos Energy Corp.	5,351	651,270
Health Care Distributors–0.79%
AmerisourceBergen Corp.(b)	2,249	420,338
Cardinal Health, Inc.(b)	14,692	1,343,877
McKesson Corp.	2,367	952,481
		2,716,696
Health Care Equipment–0.39%
Hologic, Inc.(c)	2,310	183,460
Stryker Corp.	362	102,595
Zimmer Biomet Holdings, Inc.	7,586	1,048,006
		1,334,061
Health Care Facilities–0.27%
HCA Healthcare, Inc.	3,393	925,644
Shares		Value
Health Care Services–0.37%
Cigna Group (The)	2,601	$767,555
CVS Health Corp.	6,882	514,017
		1,281,572
Homebuilding–0.48%
Lennar Corp., Class A	4,151	526,471
NVR, Inc.(c)	106	668,483
PulteGroup, Inc.	5,266	444,398
		1,639,352
Hotel & Resort REITs–0.03%
Host Hotels & Resorts, Inc.	5,411	99,562
Hotels, Resorts & Cruise Lines–0.49%
Booking Holdings, Inc.(c)	489	1,452,721
Royal Caribbean Cruises Ltd.(c)	2,008	219,093
		1,671,814
Household Products–0.75%
Clorox Co. (The)	2,820	427,174
Kimberly-Clark Corp.	11,392	1,470,707
Procter & Gamble Co. (The)	4,236	662,087
		2,559,968
Human Resource & Employment Services–0.43%
Automatic Data Processing, Inc.	3,970	981,622
Paychex, Inc.	3,954	496,109
		1,477,731
Independent Power Producers & Energy Traders–0.11%
AES Corp. (The)	5,746	124,286
Vistra Corp.	8,853	248,415
		372,701
Industrial Conglomerates–0.24%
General Electric Co.	7,114	812,703
Industrial Gases–0.31%
Linde PLC	2,717	1,061,450
Insurance Brokers–0.03%
Willis Towers Watson PLC	443	93,619
Integrated Oil & Gas–0.66%
Chevron Corp.	5,741	939,572
Exxon Mobil Corp.	12,444	1,334,495
		2,274,067
Integrated Telecommunication Services–0.30%
AT&T, Inc.	71,923	1,044,322
Interactive Home Entertainment–0.14%
Activision Blizzard, Inc.(c)	3,304	306,479
Electronic Arts, Inc.	1,337	182,300
		488,779
Interactive Media & Services–1.24%
Alphabet, Inc., Class A(c)	12,564	1,667,494
Alphabet, Inc., Class C(c)	5,942	790,940
Meta Platforms, Inc., Class A(c)	5,673	1,807,418
		4,265,852
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Shares		Value
Internet Services & Infrastructure–0.23%
VeriSign, Inc.(c)	3,752	$791,484
Investment Banking & Brokerage–0.08%
Goldman Sachs Group, Inc. (The)	799	284,340
IT Consulting & Other Services–0.49%
Accenture PLC, Class A	1,088	344,189
Amdocs Ltd.	5,871	549,760
Gartner, Inc.(c)	786	277,922
International Business Machines Corp.	3,434	495,114
		1,666,985
Life & Health Insurance–0.18%
Aflac, Inc.	2,663	192,641
Principal Financial Group, Inc.	5,240	418,519
		611,160
Life Sciences Tools & Services–0.32%
Agilent Technologies, Inc.	2,313	281,654
Mettler-Toledo International, Inc.(c)	463	582,208
QIAGEN N.V.(c)	4,951	231,806
		1,095,668
Managed Health Care–0.93%
Centene Corp.(c)	7,390	503,185
Elevance Health, Inc.	1,411	665,470
Humana, Inc.	2,176	994,062
UnitedHealth Group, Inc.	2,044	1,035,020
		3,197,737
Marine Transportation–0.01%
HGIM Corp.(d)	731	27,047
Movies & Entertainment–0.03%
Netflix, Inc.(c)	270	118,522
Multi-line Insurance–0.23%
American International Group, Inc.	13,332	803,653
Multi-Sector Holdings–0.66%
Berkshire Hathaway, Inc., Class B(c)	6,396	2,251,136
Multi-Utilities–0.83%
Ameren Corp.	3,281	281,083
CenterPoint Energy, Inc.	7,573	227,872
Consolidated Edison, Inc.	15,337	1,454,868
DTE Energy Co.	3,606	412,166
Public Service Enterprise Group, Inc.	7,650	482,868
		2,858,857
Oil & Gas Equipment & Services–0.11%
Halliburton Co.	3,838	149,989
Schlumberger N.V.	4,112	239,894
		389,883
Oil & Gas Exploration & Production–0.52%
APA Corp.	4,594	186,011
ConocoPhillips	5,989	705,025
EOG Resources, Inc.	1,452	192,434
Marathon Oil Corp.	26,165	687,354
Sabine Oil & Gas Holdings, Inc.(c)(d)	115	22
		1,770,846
Shares		Value
Oil & Gas Refining & Marketing–0.59%
Marathon Petroleum Corp.	10,088	$1,341,906
Phillips 66	1,656	184,727
Valero Energy Corp.	3,749	483,283
		2,009,916
Oil & Gas Storage & Transportation–0.05%
Cheniere Energy, Inc.	1,104	178,693
Southcross Energy Partners L.P.	17,192	241
		178,934
Other Specialty Retail–0.14%
Bath & Body Works, Inc.(b)	9,848	364,967
Ulta Beauty, Inc.(c)	245	108,976
		473,943
Packaged Foods & Meats–1.41%
Campbell Soup Co.	9,967	456,688
Conagra Brands, Inc.	10,188	334,268
General Mills, Inc.	12,613	942,696
Hershey Co. (The)	4,599	1,063,795
JM Smucker Co. (The)(b)	2,541	382,802
Lamb Weston Holdings, Inc.	5,939	615,458
Mondelez International, Inc., Class A	14,257	1,056,871
		4,852,578
Paper & Plastic Packaging Products & Materials–0.14%
Graphic Packaging Holding Co.	19,624	474,901
Passenger Airlines–0.19%
United Airlines Holdings, Inc.(c)	12,217	663,505
Passenger Ground Transportation–0.03%
Uber Technologies, Inc.(c)	2,101	103,916
Pharmaceuticals–1.41%
Bristol-Myers Squibb Co.(b)	16,005	995,351
Eli Lilly and Co.	554	251,821
Jazz Pharmaceuticals PLC(c)	2,306	300,748
Johnson & Johnson	5,539	927,949
Merck & Co., Inc.	11,488	1,225,195
Pfizer, Inc.	14,167	510,862
Viatris, Inc.	59,479	626,314
		4,838,240
Property & Casualty Insurance–0.20%
Arch Capital Group Ltd.(c)	8,756	680,254
Rail Transportation–0.23%
CSX Corp.	23,573	785,452
Research & Consulting Services–0.12%
Booz Allen Hamilton Holding Corp.	2,117	256,326
Verisk Analytics, Inc.	702	160,716
		417,042
Semiconductor Materials & Equipment–0.22%
Applied Materials, Inc.	3,357	508,888
KLA Corp.	490	251,835
		760,723
Semiconductors–1.81%
Analog Devices, Inc.	1,304	260,187
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Shares	Value
Semiconductors–(continued)
Broadcom, Inc.	2,516	$2,261,003
First Solar, Inc.(c)	1,069	221,711
Microchip Technology, Inc.	11,271	1,058,798
NVIDIA Corp.	4,525	2,114,487
NXP Semiconductors N.V. (China)	1,302	290,320
		6,206,506
Soft Drinks & Non-alcoholic Beverages–0.49%
Coca-Cola Co. (The)	9,463	586,044
PepsiCo, Inc.	5,772	1,082,019
		1,668,063
Steel–0.37%
Nucor Corp.	2,469	424,890
Steel Dynamics, Inc.	7,853	836,973
		1,261,863
Systems Software–1.84%
Microsoft Corp.	14,138	4,749,237
Oracle Corp.	7,217	846,049
Palo Alto Networks, Inc.(b)(c)	2,331	582,657
ServiceNow, Inc.(c)	217	126,511
		6,304,454
Technology Hardware, Storage & Peripherals–1.77%
Apple, Inc.	26,878	5,280,183
Hewlett Packard Enterprise Co.	45,198	785,541
		6,065,724
Textiles–0.00%
Sungard Availability Services Capital, Inc.	225	127
Tobacco–0.31%
Altria Group, Inc.	23,660	1,074,637
Trading Companies & Distributors–0.22%
United Rentals, Inc.	932	433,082
W.W. Grainger, Inc.	423	312,381
		745,463
Transaction & Payment Processing Services–1.06%
Fiserv, Inc.(c)	10,253	1,294,031
Mastercard, Inc., Class A	2,398	945,483
PayPal Holdings, Inc.(c)	2,008	152,247
Visa, Inc., Class A(b)	5,272	1,253,313
		3,645,074
Total Common Stocks & Other Equity Interests (Cost $95,758,125)		122,875,544
	Principal Amount
U.S. Treasury Securities–13.47%
U.S. Treasury Bills–0.16%
4.66% - 4.74%, 04/18/2024(e)(f)	$556,000	535,399
	Principal Amount	Value
U.S. Treasury Notes–13.31%
0.13%, 12/15/2023	$16,150,000	$15,843,691
1.13%, 01/15/2025	10,000,000	9,434,766
0.38%, 12/31/2025	9,100,000	8,221,814
2.63%, 05/31/2027	12,950,000	12,171,735
		45,672,006
Total U.S. Treasury Securities (Cost $48,241,557)		46,207,405
U.S. Dollar Denominated Bonds & Notes–7.27%
Aerospace & Defense–0.16%
Boeing Co. (The),
2.75%, 02/01/2026	177,000	165,869
2.25%, 06/15/2026	200,000	182,656
General Dynamics Corp., 3.25%, 04/01/2025	200,000	193,828
		542,353
Agricultural & Farm Machinery–0.09%
Deere & Co., 2.75%, 04/15/2025	310,000	298,052
Apparel Retail–0.02%
Ross Stores, Inc., 0.88%, 04/15/2026	100,000	88,772
Apparel, Accessories & Luxury Goods–0.02%
Tapestry, Inc., 4.13%, 07/15/2027	65,000	61,202
Application Software–0.08%
Adobe, Inc., 3.25%, 02/01/2025	300,000	291,867
Asset Management & Custody Banks–0.13%
Ares Capital Corp., 2.88%, 06/15/2028	155,000	130,652
FS KKR Capital Corp., 4.63%, 07/15/2024	242,000	238,496
Legg Mason, Inc., 4.75%, 03/15/2026	90,000	88,937
		458,085
Automobile Manufacturers–0.13%
General Motors Co.,
6.13%, 10/01/2025	75,000	75,843
4.20%, 10/01/2027	80,000	76,132
Toyota Motor Credit Corp.,
3.20%, 01/11/2027	130,000	123,143
1.15%, 08/13/2027	200,000	173,300
		448,418
Automotive Parts & Equipment–0.06%
American Honda Finance Corp., 2.35%, 01/08/2027	225,000	207,135
Automotive Retail–0.02%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	75,000	74,720
Broadcasting–0.04%
Paramount Global, 3.70%, 06/01/2028	165,000	147,880
Broadline Retail–0.10%
Amazon.com, Inc., 3.30%, 04/13/2027(b)	350,000	333,876
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount	Value
Cable & Satellite–0.12%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	$150,000	$147,429
Discovery Communications LLC, 3.95%, 03/20/2028	270,000	252,137
		399,566
Cargo Ground Transportation–0.06%
Ryder System, Inc., 5.65%, 03/01/2028	220,000	221,602
Computer & Electronics Retail–0.03%
Dell International LLC/EMC Corp., 6.02%, 06/15/2026	89,000	90,263
Construction Machinery & Heavy Transportation Equipment– 0.10%
Caterpillar Financial Services Corp., 1.10%, 09/14/2027	175,000	152,368
Wabtec Corp., 3.45%, 11/15/2026	200,000	188,581
		340,949
Consumer Electronics–0.03%
Tyco Electronics Group S.A., 3.13%, 08/15/2027	100,000	93,514
Consumer Finance–0.10%
American Express Co., 3.30%, 05/03/2027	170,000	159,360
General Motors Financial Co., Inc.,
2.75%, 06/20/2025	150,000	142,278
5.25%, 03/01/2026	50,000	49,499
		351,137
Copper–0.03%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	100,000	97,538
Distillers & Vintners–0.05%
Constellation Brands, Inc., 3.70%, 12/06/2026	175,000	167,607
Diversified Banks–2.16%
Banco Santander S.A. (Spain),
2.75%, 05/28/2025	400,000	378,644
4.25%, 04/11/2027	200,000	190,354
Bank of America Corp.,
4.45%, 03/03/2026	269,000	261,978
3.50%, 04/19/2026	185,000	177,690
1.32%, 06/19/2026(g)	195,000	179,249
1.20%, 10/24/2026(g)	205,000	185,695
1.73%, 07/22/2027(g)	80,000	71,721
Series L, 4.18%, 11/25/2027	210,000	200,460
Barclays PLC (United Kingdom), 4.38%, 09/11/2024	494,000	483,290
Canadian Imperial Bank of Commerce (Canada), 2.25%, 01/28/2025(b)	402,000	383,030
Citigroup, Inc.,
3.11%, 04/08/2026(g)	297,000	284,436
1.12%, 01/28/2027(g)	130,000	116,173
1.46%, 06/09/2027(g)	210,000	187,294
	Principal Amount	Value
Diversified Banks–(continued)
HSBC Holdings PLC (United Kingdom),
1.59%, 05/24/2027(g)	$200,000	$178,187
2.25%, 11/22/2027(g)	375,000	335,594
ING Groep N.V. (Netherlands), 4.02%, 03/28/2028(g)	200,000	189,194
JPMorgan Chase & Co.,
2.30%, 10/15/2025(g)	425,000	407,135
2.01%, 03/13/2026(g)	200,000	188,774
2.08%, 04/22/2026(g)	200,000	188,183
4.25%, 10/01/2027	50,000	48,474
3.63%, 12/01/2027	165,000	155,935
2.18%, 06/01/2028(g)	115,000	102,447
Lloyds Banking Group PLC (United Kingdom), 4.45%, 05/08/2025	305,000	297,375
Mitsubishi UFJ Financial Group, Inc. (Japan),
0.96%, 10/11/2025(g)	311,000	291,991
3.29%, 07/25/2027	75,000	69,700
PNC Bank N.A., 4.20%, 11/01/2025	380,000	365,620
Royal Bank of Canada (Canada), 4.65%, 01/27/2026	180,000	176,693
Sumitomo Mitsui Financial Group, Inc. (Japan),
2.35%, 01/15/2025	397,000	378,147
2.63%, 07/14/2026	100,000	92,534
3.45%, 01/11/2027	60,000	56,344
Toronto-Dominion Bank (The) (Canada), 5.16%, 01/10/2028	65,000	64,753
U.S. Bancorp, 1.45%, 05/12/2025	148,000	138,258
Wells Fargo & Co.,
2.19%, 04/30/2026(g)	190,000	178,775
4.30%, 07/22/2027	175,000	168,597
Westpac Banking Corp. (Australia),
3.35%, 03/08/2027	165,000	156,079
1.95%, 11/20/2028	90,000	77,346
		7,406,149
Diversified Capital Markets–0.04%
Deutsche Bank AG (Germany), 2.55%, 01/07/2028(g)	150,000	131,867
Diversified Financial Services–0.05%
Corebridge Financial, Inc., 3.65%, 04/05/2027	170,000	160,208
Drug Retail–0.03%
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	100,000	94,425
Electric Utilities–0.22%
Edison International,
5.75%, 06/15/2027	125,000	125,918
4.13%, 03/15/2028	135,000	127,099
5.25%, 11/15/2028	65,000	64,105
Pacific Gas and Electric Co.,
2.10%, 08/01/2027	75,000	64,714
3.30%, 12/01/2027	125,000	111,333
3.00%, 06/15/2028	75,000	65,260
System Energy Resources, Inc., 6.00%, 04/15/2028	195,000	191,608
		750,037
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount	Value
Electrical Components & Equipment–0.03%
Emerson Electric Co., 1.80%, 10/15/2027	$100,000	$89,128
Electronic Equipment & Instruments–0.03%
Vontier Corp., 1.80%, 04/01/2026	100,000	89,556
Financial Exchanges & Data–0.04%
Cboe Global Markets, Inc., 3.65%, 01/12/2027	40,000	38,383
Intercontinental Exchange, Inc., 3.10%, 09/15/2027	100,000	93,513
		131,896
Gas Utilities–0.03%
Southwest Gas Corp., 5.45%, 03/23/2028	100,000	99,604
Health Care Distributors–0.02%
CommonSpirit Health, 1.55%, 10/01/2025	96,000	87,679
Health Care Equipment–0.04%
Baxter International, Inc., 2.27%, 12/01/2028	150,000	129,388
Health Care Facilities–0.09%
HCA, Inc., 5.63%, 09/01/2028	125,000	125,547
Universal Health Services, Inc., 1.65%, 09/01/2026	200,000	176,912
		302,459
Health Care REITs–0.05%
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	179,000	174,840
Health Care Services–0.08%
Sutter Health, Series 20A, 1.32%, 08/15/2025	299,000	273,917
Home Improvement Retail–0.04%
Home Depot, Inc. (The), 2.50%, 04/15/2027	160,000	148,644
Homebuilding–0.02%
Lennar Corp., 4.75%, 11/29/2027	80,000	78,008
Hotel & Resort REITs–0.03%
Host Hotels & Resorts L.P., Series F, 4.50%, 02/01/2026	100,000	96,958
Hotels, Resorts & Cruise Lines–0.06%
Booking Holdings, Inc., 3.55%, 03/15/2028	70,000	66,343
Hyatt Hotels Corp., 4.85%, 03/15/2026	133,000	131,484
		197,827
Human Resource & Employment Services–0.09%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	305,000	295,311
Independent Power Producers & Energy Traders–0.01%
AES Corp. (The), 5.45%, 06/01/2028	55,000	54,540
Principal Amount		Value
Industrial Conglomerates–0.05%
Berkshire Hathaway Energy Co., 3.50%, 02/01/2025	$190,000	$184,691
Industrial Machinery & Supplies & Components–0.03%
Stanley Black & Decker, Inc., 3.40%, 03/01/2026	125,000	118,926
Insurance Brokers–0.05%
Willis North America, Inc., 4.65%, 06/15/2027	165,000	160,193
Integrated Oil & Gas–0.13%
BP Capital Markets America, Inc., 3.54%, 04/06/2027	165,000	157,834
Chevron USA, Inc., 1.02%, 08/12/2027(b)	185,000	161,280
Exxon Mobil Corp., 3.29%, 03/19/2027	150,000	143,834
		462,948
Internet Services & Infrastructure–0.06%
VeriSign, Inc., 5.25%, 04/01/2025	200,000	198,477
Investment Banking & Brokerage–0.39%
Goldman Sachs Group, Inc. (The),
3.85%, 01/26/2027	165,000	157,517
1.54%, 09/10/2027(g)	150,000	132,455
1.95%, 10/21/2027(g)	100,000	89,248
3.62%, 03/15/2028(g)	160,000	150,298
Morgan Stanley,
2.72%, 07/22/2025(g)	150,000	145,291
3.63%, 01/20/2027	175,000	166,120
1.59%, 05/04/2027(g)	200,000	179,532
6.30%, 10/18/2028(g)	145,000	150,148
Nomura Holdings, Inc. (Japan), 1.65%, 07/14/2026	200,000	177,205
		1,347,814
IT Consulting & Other Services–0.14%
International Business Machines Corp.,
3.45%, 02/19/2026	100,000	96,185
3.30%, 05/15/2026	100,000	95,487
1.70%, 05/15/2027	100,000	88,795
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	225,000	196,093
		476,560
Life & Health Insurance–0.07%
Principal Financial Group, Inc., 3.40%, 05/15/2025	239,000	230,030
Managed Health Care–0.02%
Centene Corp., 2.45%, 07/15/2028	75,000	64,673
Multi-line Insurance–0.04%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	140,000	140,787
Oil & Gas Equipment & Services–0.03%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	100,000	93,363
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount	Value
Oil & Gas Refining & Marketing–0.04%
HF Sinclair Corp., 5.88%, 04/01/2026	$140,000	$140,650
Oil & Gas Storage & Transportation–0.06%
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	160,000	158,439
Energy Transfer L.P., 4.40%, 03/15/2027	65,000	62,732
		221,171
Other Specialized REITs–0.12%
EPR Properties, 4.75%, 12/15/2026	100,000	91,867
GLP Capital L.P./GLP Financing II, Inc., 3.35%, 09/01/2024	327,000	317,438
		409,305
Packaged Foods & Meats–0.09%
Conagra Brands, Inc., 1.38%, 11/01/2027	130,000	110,700
Tyson Foods, Inc., 4.00%, 03/01/2026	190,000	184,126
		294,826
Paper & Plastic Packaging Products & Materials–0.03%
Berry Global, Inc., 1.57%, 01/15/2026	100,000	90,724
Passenger Airlines–0.02%
Southwest Airlines Co., 3.45%, 11/16/2027	65,000	60,205
Pharmaceuticals–0.43%
Bristol-Myers Squibb Co., 0.75%, 11/13/2025(b)	400,000	365,269
Merck & Co., Inc., 2.75%, 02/10/2025	184,000	177,573
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	435,000	421,973
Royalty Pharma PLC, 1.20%, 09/02/2025	275,000	250,082
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	200,000	189,877
Viatris, Inc., 2.30%, 06/22/2027	75,000	65,990
		1,470,764
Property & Casualty Insurance–0.03%
Fairfax Financial Holdings Ltd. (Canada), 4.85%, 04/17/2028	100,000	97,224
Regional Banks–0.10%
Truist Financial Corp., 4.00%, 05/01/2025	350,000	339,836
Retail REITs–0.10%
Realty Income Corp., 4.88%, 06/01/2026	185,000	183,187
Simon Property Group L.P., 3.30%, 01/15/2026	95,000	90,739
Spirit Realty L.P., 4.45%, 09/15/2026	90,000	85,794
		359,720
	Principal Amount		Value
Semiconductor Materials & Equipment–0.11%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 2.70%, 05/01/2025		$415,000	$395,020
Semiconductors–0.05%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027		100,000	95,392
Micron Technology, Inc., 4.19%, 02/15/2027		100,000	96,074
			191,466
Specialty Chemicals–0.03%
PPG Industries, Inc., 1.20%, 03/15/2026		100,000	90,053
Steel–0.06%
ArcelorMittal S.A. (Luxembourg), 4.55%, 03/11/2026		200,000	195,754
Technology Distributors–0.02%
Avnet, Inc., 4.63%, 04/15/2026		90,000	87,099
Technology Hardware, Storage & Peripherals–0.07%
Apple, Inc.,
3.25%, 02/23/2026		185,000	178,555
3.20%, 05/11/2027		75,000	71,695
			250,250
Telecom Tower REITs–0.13%
American Tower Corp.,
1.30%, 09/15/2025		200,000	182,115
3.65%, 03/15/2027		135,000	126,982
3.55%, 07/15/2027		135,000	125,789
			434,886
Tobacco–0.11%
Altria Group, Inc., 4.40%, 02/14/2026		200,000	196,456
B.A.T Capital Corp. (United Kingdom), 3.22%, 09/06/2026		200,000	187,153
			383,609
Trading Companies & Distributors–0.04%
Air Lease Corp., 4.63%, 10/01/2028		135,000	128,182
Transaction & Payment Processing Services–0.06%
Global Payments, Inc., 2.15%, 01/15/2027		145,000	129,580
Western Union Co. (The), 1.35%, 03/15/2026		100,000	89,416
			218,996
Wireless Telecommunication Services–0.03%
Sprint Capital Corp., 6.88%, 11/15/2028		95,000	100,790
Total U.S. Dollar Denominated Bonds & Notes (Cost $26,477,348)			24,945,969
Non-U.S. Dollar Denominated Bonds & Notes–3.73%(h)
Aerospace & Defense–0.09%
Thales S.A. (France), 0.75%, 01/23/2025(i)	EUR	300,000	314,416
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount		Value
Agricultural Products & Services–0.03%
Archer-Daniels-Midland Co., 1.00%, 09/12/2025	EUR	100,000	$103,661
Apparel, Accessories & Luxury Goods–0.03%
PVH Corp., 3.13%, 12/15/2027(i)	EUR	100,000	104,421
Automobile Manufacturers–0.18%
BMW Finance N.V. (Germany), 1.00%, 01/21/2025(i)	EUR	100,000	105,990
Nissan Motor Co. Ltd. (Japan), 2.65%, 03/17/2026(i)	EUR	100,000	104,246
RCI Banque S.A. (France), 1.75%, 04/10/2026(i)	EUR	50,000	51,446
Volkswagen Financial Services AG (Germany),
0.13%, 02/12/2027(i)	EUR	150,000	144,407
2.25%, 10/01/2027(i)	EUR	100,000	104,009
Volkswagen Leasing GmbH (Germany),
1.50%, 06/19/2026(i)	EUR	35,000	35,822
0.38%, 07/20/2026(i)	EUR	75,000	73,897
			619,817
Brewers–0.08%
Anheuser-Busch InBev S.A./N.V. (Belgium), 2.88%, 09/25/2024(i)	EUR	242,000	263,829
Broadcasting–0.12%
ITV PLC (United Kingdom), 1.38%, 09/26/2026(i)	EUR	200,000	201,925
TDF Infrastructure S.A.S.U. (France), 2.50%, 04/07/2026(i)	EUR	200,000	209,016
			410,941
Cable & Satellite–0.06%
SES S.A. (Luxembourg), 1.63%, 03/22/2026(i)	EUR	200,000	207,111
Commercial & Residential Mortgage Finance–0.08%
Aareal Bank AG (Germany), 0.50%, 04/07/2027(i)	EUR	300,000	267,151
Construction & Engineering–0.06%
ISS Global A/S (Denmark), 0.88%, 06/18/2026(i)	EUR	100,000	100,425
Worley US Finance Sub Ltd. (Australia), 0.88%, 06/09/2026(i)	EUR	100,000	99,000
			199,425
Construction Materials–0.02%
Heidelberg Materials Finance Luxembourg S.A. (Germany), 1.63%, 04/07/2026(i)	EUR	70,000	73,067
Diversified Banks–1.18%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 0.38%, 10/02/2024(i)	EUR	500,000	527,094
Banco Santander S.A. (Spain),
3.13%, 01/19/2027(i)	EUR	100,000	106,283
0.50%, 02/04/2027(i)	EUR	100,000	97,351
Bankinter S.A. (Spain), 0.88%, 07/08/2026(i)	EUR	100,000	100,033
	Principal Amount		Value
Diversified Banks–(continued)
Banque Federative du Credit Mutuel S.A. (France),
1.25%, 01/14/2025(i)	EUR	100,000	$105,603
2.13%, 09/12/2026(i)	EUR	100,000	104,173
0.63%, 11/19/2027(i)	EUR	100,000	94,885
Belfius Bank S.A. (Belgium), 0.01%, 10/15/2025(i)	EUR	300,000	303,329
BNP Paribas S.A. (France),
1.50%, 11/17/2025(i)	EUR	100,000	104,841
2.88%, 10/01/2026(i)	EUR	200,000	212,262
0.25%, 04/13/2027(g)(i)	EUR	100,000	98,588
BPCE S.A. (France), 0.63%, 09/26/2024(i)	EUR	300,000	317,407
Credit Agricole S.A. (France),
1.00%, 09/16/2024(i)	EUR	100,000	106,391
1.38%, 03/13/2025(i)	EUR	300,000	316,354
0.38%, 10/21/2025(i)	EUR	100,000	102,426
de Volksbank N.V. (Netherlands), 0.01%, 09/16/2024(i)	EUR	200,000	210,222
ING Groep N.V. (Netherlands), 1.13%, 02/14/2025(i)	EUR	100,000	105,400
Mediobanca Banca di Credito Finanziario S.p.A. (Italy), 0.88%, 01/15/2026(i)	EUR	100,000	102,508
NatWest Group PLC (United Kingdom), 4.07%, 09/06/2028(g)(i)	EUR	125,000	135,214
Nordea Bank Abp (Finland), 1.13%, 02/12/2025(i)	EUR	100,000	105,363
Skandinaviska Enskilda Banken AB (Sweden), 0.75%, 08/09/2027(i)	EUR	300,000	289,909
Standard Chartered PLC (United Kingdom), 0.90%, 07/02/2027(g)(i)	EUR	100,000	99,532
Swedbank AB (Sweden), 0.30%, 05/20/2027(g)(i)	EUR	200,000	196,203
Volkswagen Bank GmbH (Germany), 2.50%, 07/31/2026(i)	EUR	100,000	104,641
			4,046,012
Diversified Capital Markets–0.14%
Deutsche Bank AG (Germany),
2.63%, 02/12/2026(i)	EUR	100,000	105,484
0.75%, 02/17/2027(g)(i)	EUR	100,000	99,729
Macquarie Group Ltd. (Australia), 0.63%, 02/03/2027(i)	EUR	100,000	97,235
UBS Group AG (Switzerland), 0.25%, 11/05/2028(g)(i)	EUR	200,000	182,915
			485,363
Diversified Chemicals–0.09%
BASF SE (Germany),
0.25%, 06/05/2027(i)	EUR	200,000	194,609
3.13%, 06/29/2028(i)	EUR	100,000	108,033
			302,642
Diversified Financial Services–0.20%
Clearstream Banking AG (Germany), 0.00%, 12/01/2025(i)	EUR	200,000	201,492
JAB Holdings B.V. (Luxembourg), 1.75%, 06/25/2026(i)	EUR	100,000	103,165
LeasePlan Corp. N.V. (Netherlands), 3.50%, 04/09/2025(i)	EUR	294,000	319,701
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount		Value
Diversified Financial Services–(continued)
Mercedes-Benz International Finance B.V. (Germany), 2.00%, 08/22/2026(i)	EUR	70,000	$73,837
			698,195
Electric Utilities–0.14%
AusNet Services Holdings Pty. Ltd. (Australia), 1.50%, 02/26/2027(i)	EUR	200,000	201,153
EDP Finance B.V. (Portugal), 1.50%, 11/22/2027(i)	EUR	100,000	100,624
Elenia Verkko OYJ (Finland), 0.38%, 02/06/2027(i)	EUR	200,000	193,983
			495,760
Food Retail–0.03%
ELO SACA (France), 2.88%, 01/29/2026(i)	EUR	100,000	106,095
Gas Utilities–0.03%
2i Rete Gas S.p.A. (Italy), 1.75%, 08/28/2026(i)	EUR	115,000	118,470
Health Care Equipment–0.06%
Becton, Dickinson and Co., 1.90%, 12/15/2026	EUR	100,000	104,087
Zimmer Biomet Holdings, Inc., 2.43%, 12/13/2026	EUR	100,000	104,839
			208,926
Health Care Services–0.01%
Fresenius Medical Care AG & Co. KGaA (Germany), 0.63%, 11/30/2026(i)	EUR	50,000	49,609
Hotels, Resorts & Cruise Lines–0.03%
InterContinental Hotels Group PLC (United Kingdom), 2.13%, 05/15/2027(i)	EUR	100,000	102,475
Household Appliances–0.03%
Whirlpool Finance Luxembourg S.a.r.l., 1.10%, 11/09/2027	EUR	100,000	98,137
Household Products–0.02%
Procter & Gamble Co. (The), 4.88%, 05/11/2027	EUR	50,000	57,992
Integrated Oil & Gas–0.12%
Eni S.p.A. (Italy), 1.00%, 03/14/2025(i)	EUR	179,000	187,872
Shell International Finance B.V. (Netherlands), 0.38%, 02/15/2025(i)	EUR	222,000	231,743
			419,615
Investment Banking & Brokerage–0.03%
Goldman Sachs Group, Inc. (The), 0.25%, 01/26/2028(i)	EUR	100,000	93,000
IT Consulting & Other Services–0.09%
DXC Technology Co., 1.75%, 01/15/2026	EUR	100,000	102,703
International Business Machines Corp., 1.25%, 01/29/2027	EUR	200,000	202,819
			305,522
	Principal Amount		Value
Multi-line Insurance–0.10%
Cloverie PLC for Zurich Insurance Co. Ltd. (Switzerland), 1.75%, 09/16/2024(i)	EUR	150,000	$160,981
New York Life Global Funding, 0.25%, 01/23/2027(i)	EUR	200,000	195,776
			356,757
Multi-Sector Holdings–0.09%
Berkshire Hathaway, Inc., 1.13%, 03/16/2027	EUR	200,000	201,019
Groupe Bruxelles Lambert N.V. (Belgium), 1.88%, 06/19/2025(i)	EUR	100,000	105,684
			306,703
Office REITs–0.12%
Globalworth Real Estate Investments Ltd. (Poland), 2.95%, 07/29/2026(i)	EUR	100,000	83,424
Inmobiliaria Colonial SOCIMI S.A. (Spain), 1.63%, 11/28/2025(i)	EUR	300,000	312,543
			395,967
Oil & Gas Exploration & Production–0.03%
APA Infrastructure Ltd. (Australia), 2.00%, 03/22/2027(i)	EUR	100,000	101,729
Packaged Foods & Meats–0.03%
JDE Peet’s N.V. (Netherlands), 0.00%, 01/16/2026(i)	EUR	100,000	99,855
Passenger Airlines–0.04%
easyJet FinCo B.V. (United Kingdom), 1.88%, 03/03/2028(i)	EUR	135,000	131,689
Pharmaceuticals–0.06%
Bayer AG (Germany), 0.38%, 07/06/2024(i)	EUR	100,000	106,253
Novartis Finance S.A. (Switzerland), 1.63%, 11/09/2026(i)	EUR	100,000	103,821
			210,074
Precious Metals & Minerals–0.03%
Anglo American Capital PLC (South Africa), 1.63%, 03/11/2026(i)	EUR	100,000	103,735
Rail Transportation–0.04%
Autostrade Per L’Italia S.p.A. (Italy), 2.00%, 12/04/2028(i)	EUR	135,000	131,280
Real Estate Operating Companies–0.03%
CPI Property Group S.A. (Czech Republic), 2.75%, 05/12/2026(i)	EUR	100,000	92,073
Regional Banks–0.04%
SpareBank 1 SMN (Norway), 0.01%, 02/18/2028(i)	EUR	140,000	128,433
Renewable Electricity–0.03%
Southern Power Co., 1.85%, 06/20/2026	EUR	100,000	103,731
Restaurants–0.05%
Sodexo S.A. (France), 0.75%, 04/27/2025(i)	EUR	170,000	177,200
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount		Value
Telecom Tower REITs–0.03%
American Tower Corp., 1.95%, 05/22/2026	EUR	100,000	$103,217
Tobacco–0.03%
Imperial Brands Finance PLC (United Kingdom), 3.38%, 02/26/2026(i)	EUR	100,000	107,124
Transaction & Payment Processing Services–0.03%
Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	110,000	110,717
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $14,289,645)			12,811,936
Variable Rate Senior Loan Interests–0.01%(j)(k)
Advertising–0.01%
Checkout Holding Corp.,
PIK Term Loan, 9.50% PIK Rate, 3.37% Cash Rate, 08/15/2023(l)		$7,095	408
Term Loan, 14.57%, 05/10/2027		75,805	45,293
Total Variable Rate Senior Loan Interests (Cost $54,145)			45,701
	Shares
Preferred Stocks–0.00%
Oil & Gas Storage & Transportation–0.00%
Southcross Energy Partners L.P., Series A, Pfd. (Cost $68,449)(d)		68,466	609
Shares		Value
Money Market Funds–26.39%
Invesco Treasury Portfolio, Institutional Class, 5.18%(m)(n) (Cost $90,545,620)	90,545,620	$90,545,620
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-86.68% (Cost $275,434,889)		297,432,784
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.02%
Invesco Private Government Fund, 5.24%(m)(n)(o)	1,945,556	1,945,556
Invesco Private Prime Fund, 5.38%(m)(n)(o)	5,002,857	5,002,857
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,948,317)		6,948,413
TOTAL INVESTMENTS IN SECURITIES–88.70% (Cost $282,383,206)		304,381,197
OTHER ASSETS LESS LIABILITIES—11.30%		38,780,120
NET ASSETS–100.00%		$343,161,317
Investment Abbreviations:
EUR	– Euro
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
Wts.	– Warrants
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Notes to Consolidated Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $11,519,014, which represented 3.36% of the Fund’s Net Assets.
(j)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(k)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(l)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(m)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Treasury Portfolio, Institutional Class	$96,450,226	$72,894,935	$(78,799,541)	$-	$-	$90,545,620	$3,246,659
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,757,237	45,734,660	(47,546,341)	-	-	1,945,556	96,339*
Invesco Private Prime Fund	9,659,107	94,416,136	(99,071,899)	(377)	(110)	5,002,857	257,122*
Total	$109,866,570	$213,045,731	$(225,417,781)	$(377)	$(110)	$97,494,033	$3,600,120

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Gasoline Reformulated Blendstock Oxygenate Blending	5	August-2023	$608,055	$63,404	$63,404
Low Sulphur Gas Oil	1	December-2023	81,300	11,405	11,405
New York Harbor Ultra-Low Sulfur Diesel	1	November-2023	119,788	16,805	16,805
Soybean	1	November-2023	66,588	(1,903)	(1,903)
Soybean Oil	2	December-2023	71,988	(1,572)	(1,572)
Subtotal				88,139	88,139
Equity Risk
E-Mini Russell 2000 Index	13	September-2023	1,308,840	76,932	76,932
EURO STOXX 50 Index	58	September-2023	2,867,145	71,104	71,104
FTSE 100 Index	19	September-2023	1,874,858	22,883	22,883
MSCI Emerging Markets Index	11	September-2023	579,865	28,289	28,289
Tokyo Stock Price Index	42	September-2023	6,869,856	373,880	373,880
Subtotal				573,088	573,088
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Open Futures Contracts(a)—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Japan 10 Year Bonds	6	September-2023	$6,191,263	$(51,117)	$(51,117)
U.S. Treasury 2 Year Notes	52	September-2023	10,557,625	(87,974)	(87,974)
U.S. Treasury 5 Year Notes	138	September-2023	14,741,203	(274,141)	(274,141)
Subtotal				(413,232)	(413,232)
Subtotal—Long Futures Contracts				247,995	247,995
Short Futures Contracts
Commodity Risk
Coffee ’C’	22	September-2023	(1,358,363)	116,817	116,817
Corn	15	December-2023	(384,750)	(4,911)	(4,911)
Cotton No. 2	6	December-2023	(254,160)	(6,737)	(6,737)
Gold 100 oz.	23	December-2023	(4,621,160)	23,572	23,572
Lean Hogs	5	December-2023	(154,600)	10,195	10,195
Live Cattle	3	December-2023	(220,080)	(17,363)	(17,363)
LME Primary Aluminum	15	August-2023	(846,191)	24,050	24,050
Natural Gas	29	November-2023	(1,033,270)	13,428	13,428
Silver	19	September-2023	(2,372,340)	(162,293)	(162,293)
Wheat	36	December-2023	(1,245,150)	(69,735)	(69,735)
WTI Crude	4	February-2024	(315,440)	(33,400)	(33,400)
Subtotal				(106,377)	(106,377)
Equity Risk
E-Mini S&P 500 Index	240	September-2023	(55,374,000)	(2,711,299)	(2,711,299)
Interest Rate Risk
Australia 10 Year Bonds	71	September-2023	(5,525,427)	27,599	27,599
Canada 10 Year Bonds	62	September-2023	(5,646,836)	155,517	155,517
Euro-Bobl	45	September-2023	(5,733,949)	39,457	39,457
Euro-Bund	40	September-2023	(5,849,342)	(646)	(646)
Euro-Schatz	31	September-2023	(3,580,578)	11,859	11,859
Long Gilt	46	September-2023	(5,674,946)	(54,739)	(54,739)
U.S. Treasury Long Bonds	31	September-2023	(3,857,563)	120,070	120,070
Subtotal				299,117	299,117
Subtotal—Short Futures Contracts				(2,518,559)	(2,518,559)
Total Futures Contracts				$(2,270,564)	$(2,270,564)

(a)	Futures contracts collateralized by $11,841,442 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/10/2023	Citibank, N.A.	EUR	12,563,000	USD	13,837,440	$19,157
08/10/2023	Goldman Sachs International	USD	36,647	EUR	34,000	750
08/10/2023	J.P. Morgan Chase Bank, N.A.	USD	977,924	EUR	905,000	17,502
08/10/2023	Morgan Stanley and Co. International PLC	USD	26,020	EUR	24,000	378
Subtotal—Appreciation						37,787
Currency Risk
08/10/2023	Barclays Bank PLC	EUR	77,000	USD	82,660	(2,034)
08/10/2023	J.P. Morgan Chase Bank, N.A.	USD	53,985	EUR	49,000	(89)
08/10/2023	Merrill Lynch International	EUR	63,000	USD	69,242	(52)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
08/10/2023	UBS AG	EUR	5,000	USD	5,373	$(127)
Subtotal—Depreciation						(2,302)
Total Forward Foreign Currency Contracts						$35,485

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 39, Version 2	Sell	5.00%	Quarterly	12/20/2027	3.928%	USD	2,257,200	$48,134	$86,774	$38,640

(a)	Implied credit spreads represent the current level, as of July 31, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Commodity Risk
Cargill, Inc.	Receive	Cargill Single Commodity Index	0.41%	Monthly	1,450	June—2024	$470,445	$—	$19,989	$19,989
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	860	January—2024	718,844	—	0	0
Merrill Lynch International	Receive	Merrill Lynch Soybean Meal Index	0.25	Monthly	990	June—2024	871,641	—	0	0
Total — Total Return Swap Agreements								$—	$19,989	$19,989

(a)	Open Over-The-Counter Swap Agreements collateralized by $380,000 cash held with Merrill Lynch International, the Counterparty.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Cargill Single Commodity Index
	Long Futures Contracts
	Sugar	100%
MLCX Dynamic Enhanced Copper Excess Return Index
	Long Futures Contracts
	Copper	100%
Merrill Lynch Soybean Meal Index
	Long Futures Contracts
	Soybean Meal	100%

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$122,848,046	$368	$27,130	$122,875,544
U.S. Treasury Securities	—	46,207,405	—	46,207,405
U.S. Dollar Denominated Bonds & Notes	—	24,945,969	—	24,945,969
Non-U.S. Dollar Denominated Bonds & Notes	—	12,811,936	—	12,811,936
Variable Rate Senior Loan Interests	—	45,701	—	45,701
Preferred Stocks	—	—	609	609
Money Market Funds	90,545,620	6,948,413	—	97,494,033
Total Investments in Securities	213,393,666	90,959,792	27,739	304,381,197
Other Investments - Assets*
Futures Contracts	1,207,266	—	—	1,207,266
Forward Foreign Currency Contracts	—	37,787	—	37,787
Swap Agreements	—	58,629	—	58,629
	1,207,266	96,416	—	1,303,682
Other Investments - Liabilities*
Futures Contracts	(3,477,830)	—	—	(3,477,830)
Forward Foreign Currency Contracts	—	(2,302)	—	(2,302)
	(3,477,830)	(2,302)	—	(3,480,132)
Total Other Investments	(2,270,564)	94,114	—	(2,176,450)
Total Investments	$211,123,102	$91,053,906	$27,739	$302,204,747

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).
Invesco Fundamental Alternatives Fund